Debt - Interest Income/Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Interest Expense, Debt	$ 462		$ 538		$ 586
Interest expense	428	[1],[2]	478	[1],[2]	592	[1],[2]
Interest Income	$ 610	[2],[3]	$ 653	[2],[3]	$ 679	[2],[3]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	(1)Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[3]	(2)Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.